Related party transactions - SeaMex Limited (Details)		1 Months Ended			12 Months Ended
	Mar. 10, 2015 USD ($)	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 facility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	May. 31, 2014
Related Party Transaction [Line Items]
Debt outstanding					$ 10,661,000,000	$ 12,620,000,000
Additional investment in equity method investment					210,000,000	586,000,000	$ 151,000,000
Maximum guarantee					$ 5,906,000,000	8,404,000,000
Equity Method Investee
Related Party Transaction [Line Items]
Management fee, percentage					8.00%			8.00%
Frontline | Affiliated Entity
Related Party Transaction [Line Items]
Related party expense					$ (4,000,000)	(4,000,000)	(2,000,000)
Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate									3.40%
Interest income, related party					1,500,000	300,000	0
Maximum guarantee					$ 51,000,000			€ 47,000,000
Seadrill Jack Up Operations De Mexico | Equity Method Investee
Related Party Transaction [Line Items]
Management fee, percentage					5.00%			5.00%
Cumulative percentage ownership					100.00%
Fintech
Related Party Transaction [Line Items]
Ownership interest, percentage					50.00%			50.00%
Percentage of funding and cost recovery					50.00%
Fintech | Equity Method Investee
Related Party Transaction [Line Items]
Additional investment in equity method investment					$ 19,000,000
Ownership interest, percentage					50.00%			50.00%
SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Management service agreement termination notice period					60 days
Other revenues					$ 11,000,000	0	0
Debt, face amount			$ 250,000,000
Number of credit facilities | facility				2
Debt outstanding					250,000,000	0
Additional short term funding to related party					76,000,000
Repayment of short term funding					31,000,000
SeaMex Limited | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Debt, face amount			20,000,000
SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Interest income, related party					17,000,000	0	0
Maximum guarantee					$ 30,000,000
Guarantee period					90 days
Outstanding balance					$ 51,000,000
SeaMex Limited | Unsecured Debt | Equity Method Investee
Related Party Transaction [Line Items]
Loans receivable, related parties					$ 20,000,000
Percentage contribution of facility to related party					50.00%
Loan receivable basis spread on variable rate					6.50%			6.50%
Drilling units | SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Maximum guarantee					$ 30,000,000
General and Administrative | Seadrill Jack Up Operations De Mexico | Equity Method Investee
Related Party Transaction [Line Items]
Related party expense					$ (10,000,000)	$ 0	$ 0
Medium-term Notes | SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Debt, face amount			$ 230,000,000
Basis spread on variable rate			6.50%
SeaMex Limited
Related Party Transaction [Line Items]
Consideration receivable	$ 162,000,000	$ 162,000,000